Document And Entity Information	Jan. 14, 2022
Document Information [Line Items]
Entity, Registrant Name	NOVATION COMPANIES, INC.
Document, Type	8-K
Document, Period End Date	Jan. 14, 2022
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-22897
Entity, Tax Identification Number	74-2830661
Entity, Address, Address Line One	9229 Ward Parkway, Suite 340
Entity, Address, City or Town	Kansas City
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	64114
City Area Code	816
Local Phone Number	237-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001025953